RELATED PARTY TRANSACTIONS - REVENUES COLLECTED AND SETTLED THROUGH CSRG (Details) - CSRG [member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revenues collected and settled through related parties [line items]
Passenger transportation	¥ 3,769,231	¥ 7,475,003	¥ 7,532,999
Freight transportation	1,456,605	1,740,907	1,849,360
Other transportation related services	24,048	74,870	78,935
Revenue arising from exchanges of goods or services	¥ 5,249,884	¥ 9,290,780	¥ 9,461,294